Other disclosures - Capital Risk (Details)	Jun. 30, 2021	Dec. 31, 2020
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.11%	12.34%
Tier 1 phase in capital ratio	13.67%	13.95%
Total phase-in capital	15.82%	16.18%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	8.86%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.84%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.01%
Tier 1 phase in capital ratio	10.64%
Maximum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 phase in capital ratio	13.01%